Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3 (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 460		¥ 440
Gains (losses) in Earnings	(26)	[1]
Net realized/unrealized gains (losses)			(9)	[2]
Gains (losses) in OCI
Transfers in and/or out of Level 3
Transfers into Level 3	4
Transfers out of level 3	(175)
Issuance	142		80
Settlements	(76)		(69)
Ending Balance	381		460
Change in unrealized gain (losses) still held	(24)	[3]	(6)	[3]
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	17
Transfers out of level 3	(11)
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			1
Sales			(1)
Issuances
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	159		206
Gains (losses) in Earnings	17	[4]
Net realized/unrealized gains (losses)			(10)	[5]
Purchases	2		1
Sales	(7)		(3)
Issuances
Settlements	(71)		(35)
Ending Balance	100		159
Change in unrealized gain (losses) still held	6	[3]	(8)	[3]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	26		50
Gains (losses) in Earnings	1	[4]
Net realized/unrealized gains (losses)			(3)	[5]
Purchases	72		2
Sales	(1)		(4)
Issuances
Settlements	(7)		(19)
Ending Balance	91		26
Change in unrealized gain (losses) still held			(4)	[3]
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	355		452
Gains (losses) in Earnings	72	[4]
Net realized/unrealized gains (losses)			(14)	[5]
Transfers in and/or out of Level 3			13
Transfers into Level 3	14
Transfers out of level 3	(8)
Purchases	609		579
Sales	(544)		(510)
Issuances
Settlements	(81)		(165)
Ending Balance	417		355
Change in unrealized gain (losses) still held	42	[3]	(19)	[3]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	82		96
Gains (losses) in Earnings	4	[4]
Net realized/unrealized gains (losses)			(6)	[5]
Transfers in and/or out of Level 3			(2)
Transfers into Level 3	3
Transfers out of level 3	(3)
Purchases	10		18
Sales	(25)		(24)
Issuances
Ending Balance	71		82
Change in unrealized gain (losses) still held	(1)	[3]	(4)	[3]
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3	(21)
Transfers into Level 3	1
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(10)	[6]	(20)	[6]
Gains (losses) in Earnings	16	[4],[6]
Net realized/unrealized gains (losses)			6	[5],[6]
Issuances		[6]		[6]
Settlements	5	[6]	4	[6]
Ending Balance	11	[6]	(10)	[6]
Change in unrealized gain (losses) still held	16	[3],[6]	9	[3],[6]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	37	[6]	33	[6]
Gains (losses) in Earnings	(18)	[4],[6]
Net realized/unrealized gains (losses)			7	[5],[6]
Transfers out of level 3	(8)	[6]
Issuances		[6]		[6]
Settlements	6	[6]	(3)	[6]
Ending Balance	17	[6]	37	[6]
Change in unrealized gain (losses) still held	(21)	[3],[6]	6	[3],[6]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	22	[6]	29	[6]
Gains (losses) in Earnings	(10)	[4],[6]
Net realized/unrealized gains (losses)			(9)	[5],[6]
Issuances		[6]		[6]
Settlements	(5)	[6]	2	[6]
Ending Balance	7	[6]	22	[6]
Change in unrealized gain (losses) still held	(10)	[3],[6]	(5)	[3],[6]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23	[6]	25	[6]
Gains (losses) in Earnings	(6)	[4],[6]
Net realized/unrealized gains (losses)			(2)	[5],[6]
Transfers into Level 3	(1)	[6]
Transfers out of level 3	1	[6]
Issuances		[6]		[6]
Settlements	3	[6]
Ending Balance	20	[6]	23	[6]
Change in unrealized gain (losses) still held	(5)	[3],[6]	1	[3],[6]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	15	[6]	20	[6]
Net realized/unrealized gains (losses)			1	[5],[6]
Transfers out of level 3	(14)	[6]
Issuances		[6]		[6]
Settlements			(6)	[6]
Ending Balance	1	[6]	15	[6]
Change in unrealized gain (losses) still held			(3)	[3],[6]
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	348		429
Gains (losses) in OCI	6	[7]
Purchases	29		31
Sales	(1)		(9)
Issuances
Settlements	(90)		(103)
Ending Balance	292		348
Change in unrealized gain (losses) still held			(2)	[3]
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	330		486
Gains (losses) in Earnings	2	[8]
Net realized/unrealized gains (losses)			11	[9]
Gains (losses) in OCI	12	[7]
Purchases	31		36
Sales	(16)		(115)
Issuances
Settlements	(109)		(88)
Ending Balance	250		330
Change in unrealized gain (losses) still held	(5)	[3]	(5)	[3]
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	226		289
Net realized/unrealized gains (losses)			(2)	[9]
Gains (losses) in OCI	1	[7]
Purchases	95		61
Sales			(2)
Issuances
Settlements	(107)		(120)
Ending Balance	215		226
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	236		248
Gains (losses) in Earnings	4	[8]
Gains (losses) in OCI	6	[7]
Purchases	28		72
Sales	(4)
Issuances
Settlements	(68)		(84)
Ending Balance	202		236
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	189		260
Gains (losses) in Earnings	12	[8]
Net realized/unrealized gains (losses)			(6)	[10]
Transfers in and/or out of Level 3			(1)
Purchases	6		7
Sales	(49)		(8)
Issuances
Settlements	(83)		(63)
Ending Balance	75		189
Change in unrealized gain (losses) still held			(8)	[3]
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI
Transfers out of level 3	(1)
Purchase	(41)
Sales	¥ 42

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
[3]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[7]	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
[8]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[9]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[10]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.